Item 1  Schedule of Investments


 T. Rowe Price Tax-Free High Yield Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA 1.4%
 Baldwin County Eastern Shore Hosp. Auth.
 Thomas Hosp.
 5.75%, 4/1/27                                         885           895

 6.75%, 4/1/21                                         1,950         2,010

 Camden Ind. Dev. Board, IDRB
 Weyerhaeuser
 6.125%, 12/1/24                                       2,100         2,330

 6.375%, 12/1/24 #                                     1,500         1,643

 Courtland PCR, IDB, Int'l. Paper, 6.70%, 11/1/29 #    1,000         1,088

 Huntsville-Redstone Village, 8.125%, 12/1/26          2,750         2,449

 Phoenix PCR, IDRB
 MeadWestvaco
 6.10%, 5/15/30                                        2,050         2,186

 6.35%, 5/15/35 #                                      3,000         3,247

 Selma Ind. Dev. Board PCR, Int'l. Paper, 6.70%
 2/1/18 #                                              2,000         2,184

 Total Alabama (Cost $17,244)                                        18,032

 ALASKA 1.0%
 Alaska HFC
 Single Family
 5.875%, 12/1/24 (MBIA Insured)                        2,505         2,583

 6.10%, 6/1/30                                         3,935         4,154

 6.15%, 6/1/39                                         6,300         6,638

 Total Alaska (Cost $12,447)                                         13,375

 ARIZONA 1.6%
 Coconino County PCR, Nevada Power, 6.375%, 10/1/36 #  4,055         4,138

 Maricopa County IDA, Gran Victoria Housing, 9.50%
 5/1/23                                                4,130         4,170

 Peoria IDA
 Sierra Winds Life Care
 6.25%, 8/15/14                                        2,040         2,089

 6.25%, 8/15/20                                        4,500         4,562

 6.375%, 8/15/29                                       1,250         1,262

 6.50%, 8/15/31                                        1,000         1,015

 Tempe IDA
 Friendship Village
 5.375%, 12/1/13                                       1,000         1,025

 6.75%, 12/1/30                                        2,700         2,772

 Total Arizona (Cost $20,084)                                        21,033

 CALIFORNIA 12.4%
 ABAG Fin. Auth. for Nonprofit Corp., Windemere Ranch
 6.00%, 9/1/34                                         4,900         5,133

 California, GO
 5.50%, 4/1/30                                         5,500         6,115

 5.50%, 11/1/33                                        10,640        11,823

 5.65%, 6/1/30                                         5,750         6,292

 Economic Recovery, 5.00%, 7/1/16                      6,250         6,749

 California Dept. of Water Resources
 Power Supply
 5.375%, 5/1/21                                        1,925         2,105

 5.50%, 5/1/14 (AMBAC Insured)                         9,000         10,227

 5.75%, 5/1/17                                         3,000         3,376

 California Fin. Auth. PCR
 Pacific Gas & Electric
 3.50%, 12/1/23 (Tender 6/1/07) (FGIC Insured) #       10,000        10,003

 Southern California Edison, 2.00%, 3/1/08
 (Tender 3/1/06)                                       3,000         2,967

 California Pollution Control Fin. Auth., Waste
 Management
 5.40%, 4/1/25 #                                       3,000         3,135

 California Public Works Board
 Community College
 5.50%, 6/1/21                                         1,155         1,286

 5.50%, 6/1/22                                         1,220         1,355

 5.50%, 6/1/23                                         1,285         1,423

 Dept. of Mental Health, Coalinga, 5.125%, 6/1/29      6,000         6,307

 California Statewide CDA, Memorial Health Services
 6.00%, 10/1/23                                        2,250         2,529

 Capistrano Unified School Dist. #90-2, 6.00%, 9/1/33  1,250         1,339

 City of Roseville
 Stoneridge East Community Fac. Dist. #1
 6.20%, 9/1/21                                         1,250         1,344

 6.30%, 9/1/31                                         2,500         2,696

 Corona Community Fac. Dist. #2002-4
 5.80%, 9/1/29                                         2,000         2,041

 5.875%, 9/1/34                                        2,000         2,042

 Corona-Norco PFA, 6.125%, 9/1/34                      3,500         3,612

 East Palo Alto Redev. Agency
 Univ. Circle Gateway/101 Corridor
 6.50%, 10/1/19                                        1,000         1,087

 6.625%, 10/1/29                                       1,780         1,916

 Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28      4,000         4,101

 Foothill / Eastern Transportation Corridor Agency
 Zero Coupon, 1/1/15 (Escrowed to Maturity)            2,650         1,825

 Zero Coupon, 1/1/19 (Escrowed to Maturity)            10,000        5,633

 Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12         2,500         2,556

 Golden State Tobacco Securitization Corp.
 Tobacco Settlement
 5.50%, 6/1/33                                         9,100         9,871

 5.50%, 6/1/43                                         1,050         1,125

 5.625%, 6/1/38                                        8,000         8,717

 6.75%, 6/1/39                                         2,000         2,183

 Lincoln, Community Fac. Dist. No. 2003-1, 6.00%
 9/1/34                                                2,500         2,609

 Los Angeles County, Marina Del Rey, COP, 6.50%
 7/1/08                                                2,680         2,687

 Los Angeles Dept. Water & Power, 5.125%, 7/1/40
 (FGIC Insured)                                        2,000         2,095

 Orange County Community Fac. Dist., Ladera Ranch #02-1
 5.55%, 8/15/33                                        3,500         3,628

 Sacramento City Fin. Auth., Sacramento Hotel &
 Convention
 Center, 6.25%, 1/1/30                                 10,000        10,586

 Univ. of California Regents, 5.125%, 5/15/20
 (AMBAC Insured)                                       1,500         1,627

 Vernon Electric Systems, Malburg Generating Station
 5.50%, 4/1/33 (Prerefunded 4/1/08+)                   4,620         4,953

 West Hollywood Community Dev., East Side Redev.
 5.75%, 9/1/33                                         2,000         2,104

 Total California (Cost $152,368)                                    163,202

 COLORADO 1.2%
 Beacon Point Metropolitan Dist., 4.375%, 12/1/15      1,145         1,149

 Colorado Ed. & Cultural Fac. Auth.
 Elbert County Charter
 7.25%, 3/1/24                                         735           749

 7.375%, 3/1/35                                        785           800

 Excel Academy
 7.30%, 12/1/23                                        1,000         1,057

 7.50%, 12/1/33                                        1,750         1,862

 Peak to Peak Charter Schools
 7.50%, 8/15/21 (Prerefunded 8/15/11+)                 965           1,174

 7.625%, 8/15/31 (Prerefunded 8/15/11+)                1,000         1,238

 Colorado HFA
 Adventist Health/Sunbelt
 6.50%, 11/15/31                                       2,000         2,226

 6.625%, 11/15/26                                      500           563

 Covenant Retirement Communities, 6.125%, 12/1/33      4,900         5,359

 Total Colorado (Cost $14,400)                                       16,177

 CONNECTICUT 1.9%
 Mashantucket Western Pequot Tribe
 5.50%, 9/1/28                                         5,000         5,160

 144A, 5.70%, 9/1/12                                   1,000         1,062

 144A, 5.75%, 9/1/18                                   1,000         1,049

 144A, 5.75%, 9/1/27                                   4,000         4,143

 Mohegan Tribe Indians
 6.25%, 1/1/21                                         2,500         2,727

 6.25%, 1/1/31                                         10,000        10,830

 Total Connecticut (Cost $23,297)                                    24,971

 DELAWARE 0.1%
 Delaware HFA, Catholic Health East, 5.75%, 11/15/33   750           809

 Total Delaware (Cost $770)                                          809

 DISTRICT OF COLUMBIA 2.0%
 District of Columbia, GO
 VR, 7.649%, 6/1/17 (FSA Insured) ++                   2,375         2,791

 VR, 7.903%, 6/1/13 (FSA Insured) ++                   4,685         5,524

 VR, 7.903%, 6/1/14 (FSA Insured) ++                   2,810         3,320

 District of Columbia
 American Geophysical Union, 5.875%, 9/1/23            1,750         1,752

 Henry Adams House/Gables, 6.60%, 11/1/15              1,935         2,115

 Medlantic Health, 5.75%, 8/15/26 (Escrowed to Maturity)
 (MBIA Insured)                                        6,000         6,307

 Methodist Home of D.C.
 5.50%, 1/1/11                                         1,000         1,000

 6.00%, 1/1/20                                         3,920         3,842

 Total District of Columbia (Cost $24,186)                           26,651

 FLORIDA 3.4%
 Brandy Creek Community Dev. Dist.
 5.40%, 5/1/09                                         425           431

 6.35%, 5/1/34                                         985           1,035

 Double Branch Community Dev. Dist.
 5.60%, 5/1/07                                         145           146

 6.70%, 5/1/34                                         1,485         1,600

 Fishhawk Community Dev. Dist. II
 5.00%, 11/1/07                                        2,135         2,170

 5.125%, 11/1/09                                       2,025         2,058

 Greyhawk Landing Community Dev. Dist., 6.25%, 5/1/09  1,505         1,539

 Heritage Harbour South Community Dev. Dist.
 5.40%, 11/1/08                                        1,885         1,911

 Laguna Lakes Community Dev. Dist.
 5.25%, 11/1/07                                        190           192

 6.40%, 5/1/33                                         980           1,019

 Lee County IDA, Cypress Cove at Healthpark
 6.375%, 10/1/25                                       2,600         2,646

 Middle Village Community Dev. Dist.
 5.00%, 5/1/09                                         1,140         1,152

 5.80%, 5/1/22                                         1,000         1,031

 Orange County HFA
 Westminster Community Care
 6.50%, 4/1/12                                         1,935         1,953

 6.75%, 4/1/34                                         2,695         2,654

 Preserve at Wilderness Lake Community Dev. Dist.
 5.00%, 5/1/09                                         910           911

 5.90%, 5/1/34                                         2,225         2,264

 Saddlebrook Community Dev. Dist., 6.25%, 5/1/09       195           197

 Saint John's County IDA, Vicar's Landing, 6.75%,      3,585         3,616
2/15/12
 Seven Oaks Community Dev. Dist. II
 5.00%, 5/1/09                                         4,540         4,581

 5.30%, 11/1/08                                        2,340         2,361

 5.875%, 5/1/35                                        2,000         2,019

 South Bay Community Dev. Dist., 5.125%, 11/1/09       4,500         4,541

 South Village Community Dev. Dist., 5.70%, 5/1/35     3,000         3,064

 Total Florida (Cost $44,201)                                        45,091

 GEORGIA 3.0%
 Americus & Sumter County Hosp. Auth.
 Magnolia Manor
 6.25%, 5/15/19                                        1,000         1,016

 6.375%, 5/15/29                                       3,500         3,547

 Athens - Clarke County Residential Care Fac.
 Wesley Woods of Athens, 6.375%, 10/1/27               2,500         2,229

 Augusta, 5.15%, 1/1/35                                600           613

 Chatham County Hosp. Auth., Memorial Univ. Medical
Center, 6.125%, 1/1/24                                 3,250         3,568

 Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City, 8.25%, 10/1/26 3,145         3,258

 Fulton County Residential Care Fac., Canterbury Court
 6.125%, 2/15/34                                       2,000         2,016

 Milledgeville & Baldwin County Dev. Auth.
 Georgia College & State Univ. Foundation, 6.00%
 9/1/33                                                2,500         2,720

 Municipal Electric Auth. of Georgia, Electric Power
 Supply, 6.25%, 1/1/17                                 4,000         4,840

 Rockdale County Dev. Auth.
 Pratt Industries USA
 7.40%, 1/1/16 #                                       3,270         3,385

 7.50%, 1/1/26 #                                       3,900         4,037

 Savannah Economic Dev. Auth.
 Marshes of Skidaway
 6.85%, 1/1/19                                         2,240         2,293

 7.40%, 1/1/34                                         1,575         1,649

 Savannah College of Art & Design, 6.80%, 10/1/19
 (Prerefunded 10/1/09+)                                3,430         3,950

 Total Georgia (Cost $36,903)                                        39,121

 HAWAII 0.6%
 Hawaii Dept. of Budget & Fin.
 Hawaii Pacific Health, B&F Kapiolani
 6.20%, 7/1/16                                         2,000         2,105

 6.25%, 7/1/21                                         5,000         5,265

 Total Hawaii (Cost $7,035)                                          7,370

 IDAHO 0.7%
 Idaho Housing Agency, Single Family, 7.80%, 1/1/23 #  180           180

 Idaho Student Loan Fund Marketing Assoc., 6.70%
 10/1/07 #                                             2,465         2,483

 Nez Perce County PCR, IDRB, Potlatch, 7.00%, 12/1/14  1,000         1,142

 Power County PCR, FMC Corp., 6.45%, 8/1/32 #          4,570         4,752

 Total Idaho (Cost $8,043)                                           8,557

 ILLINOIS 4.1%
 Aurora Economic Dev., Dreyer Medical Clinic, 8.75%
 7/1/14                                               3,195         3,204

 Chicago Board of Ed., GO, Muni Auction Rate
 (Currently 3.03%)                                    2,400         2,400

 Chicago O'Hare Int'l. Airport, United Airlines
 5.20%, 4/1/11 #*                                     4,400         668

 Illinois Dev. Fin. Auth. PCR, Citgo Petroleum, 8.00%
 6/1/32 #                                             1,750         2,004

 Illinois Ed. Fac. Auth., Augustana College, 5.70%
 10/1/32                                              2,500         2,623

 Illinois Fin. Auth., Northwestern Memorial Hosp.
 5.50%, 8/15/43                                       8,000         8,653

 Illinois HFA
 Glen Oaks Medical Center, 7.00%, 11/15/19
 (Escrowed to Maturity)                               3,300         3,520

 Hinsdale Hosp., 7.00%, 11/15/19
(Escrowed to Maturity)                                5,100         5,628

 Lutheran Senior Ministries, 7.375%, 8/15/31          6,530         6,992

 Northwest Community Healthcare, VRDN
 (Currently 2.99%)                                    800           800

 Riverside Health System
 5.75%, 11/15/20                                      2,620         2,717

 6.00%, 11/15/32                                      4,000         4,326

 6.80%, 11/15/20 (Prerefunded 11/15/10+)              2,250         2,661

 Villa St. Benedict
 5.75%, 11/15/15                                      1,000         1,001

 6.90%, 11/15/33                                      3,500         3,600

 Village of Carol Stream
 Windsor Park Manor
 7.00%, 12/1/13 (Prerefunded 12/1/07+)                2,000         2,213

 7.20%, 12/1/14 (Prerefunded 12/1/07+)                1,200         1,334

 Total Illinois (Cost $50,943)                                      54,344

 INDIANA 1.6%
 Goshen, Greencroft Obligated Group, 5.75%, 8/15/28   4,000         3,924

 Indiana HFA
 Ascension Health, 5.00%, 11/1/11                     5,000         5,423

 Clarian Health Partners, 5.50%, 2/15/16
 (MBIA Insured)                                       2,800         2,946

 Community Foundation, 6.00%, 3/1/34                  3,000         3,217

 Indianapolis Airport Auth., IDRB, United Airlines
 6.50%, 11/15/31 #*                                   11,628        1,091

 Saint Joseph County
 Madison Center
 5.45%, 2/15/17                                       3,400         3,494

 5.50%, 2/15/21                                       1,150         1,178

 Total Indiana (Cost $29,276)                                       21,273

 IOWA 0.7%
 Iowa Fin. Auth., Wesley Retirement, 6.25%, 2/1/12
 (Prerefunded 8/1/05+)                                2,400         2,436

 Scott County
 Ridgecrest Village
 5.625%, 11/15/18                                     1,600         1,676

 7.25%, 11/15/26                                      4,750         5,041

 Total Iowa (Cost $8,829)                                           9,153

 KANSAS 1.2%
 Burlington PCR, Kansas Gas & Electric
 5.30%, 6/1/31 (MBIA Insured)                         5,000         5,453

 City of Olathe, Aberdeen Village, 8.00%, 5/15/30
 (Prerefunded 5/15/10+)                               2,000         2,431

 Lenexa Health Care Fac., Lakeview Village, 6.875%
 5/15/32                                              1,100         1,194

 Overland Park Dev. Corp., 7.375%, 1/1/32             5,500         6,026

 Total Kansas (Cost $13,803)                                        15,104

 KENTUCKY 0.6%
 Breckinridge County, Kentucky Assoc. of Counties
 Leasing Trust, VRDN (Currently 2.98%)                1,000         1,000

 Florence, Kentucky Bluegrass, 7.625%, 5/1/27
 (Prerefunded 5/1/07+)                                2,500         2,759

 Kenton County Airport Board, Delta, 7.50%, 2/1/12 #  3,750         3,480

 Total Kentucky (Cost $7,224)                                       7,239

 LOUISIANA 1.2%
 Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 # 6,250         7,548

 Louisiana PFA
 Pendleton Memorial Methodist Hosp.
 5.25%, 6/1/17 (Prerefunded 6/1/08+)                  4,515         4,802

 5.25%, 6/1/28 (Prerefunded 6/1/08+)                  3,780         4,021

 Total Louisiana (Cost $14,233)                                     16,371

 MARYLAND 4.4%
 Baltimore, Harborview Lot #2, 6.50%, 7/1/31          1,750         1,857

 Gaithersburg, Asbury Solomons Group, 5.50%, 1/1/15   5,500         5,503

 Maryland Economic Dev. Corp.
 Anne Arundel County Golf Course, 8.25%, 6/1/28       4,000         3,933

 Chesapeake Bay Hyatt
 7.625%, 12/1/22                                      3,000         3,184

 7.73%, 12/1/27                                       2,000         2,113

 Morgan State Univ. Student Housing, 6.00%, 7/1/34    8,250         8,847

 Univ. of Maryland College Park Student Housing
 5.75%, 6/1/31                                        2,000         2,077

 Maryland  Energy Fin. Administration, Office Paper
 Systems, 7.50%, 9/1/15 #                             5,640         6,335

 Maryland HHEFA
 Adventist Healthcare, 5.75%, 1/1/25                  2,750         2,968

 Carroll Hosp. Center
 5.80%, 7/1/32                                        1,500         1,594

 6.00%, 7/1/19                                        1,300         1,429

 6.00%, 7/1/26                                        1,000         1,083

 Collinton Episcopal Life Care, 8.00%, 4/1/22
 (Tender 4/1/07)                                      860           864

 Doctor's Community Hosp., 5.50%, 7/1/24              5,055         5,058

 Sheppard & Enoch Pratt Foundation, Muni Auction Rate
 (Currently 3.00%) (RAA Insured)                      4,075         4,075

 Stella Maris Operating Corp., VRDN (Currently 2.99%) 2,115         2,115

 Northeast Maryland Waste Disposal Auth., Montgomery
County
 Resources Fac., 5.90%, 7/1/05 #                      1,500         1,503

 Northeast Maryland Waste Disposal Auth., IDRB, Waste
 Management, 5.00%, 1/1/12 #                          3,250         3,353

 Prince Georges County Hosp.
 Collington Episcopal Life Care
 5.625%, 4/1/09                                       30            26

 6.00%, 4/1/13                                        50            43

 Total Maryland (Cost $54,576)                                      57,960

 MASSACHUSETTS 2.9%
 Massachusetts, GO
 5.00%, 8/1/10 (AMBAC Insured)                        4,810         5,232

 5.00%, 8/1/10 (Escrowed to Maturity)
 (AMBAC Insured)                                      190           207

 5.50%, 12/1/09                                       1,500         1,647

 7.283%, 8/1/19, VR  (MBIA Insured)                   5,000         6,716

 Massachusetts Bay Transportation Auth., GO
 7.00%, 3/1/19                                        2,500         3,203

 7.00%, 3/1/21                                        2,000         2,559

 Massachusetts Dev. Fin. Agency
 Beverly Enterprises, 7.375%, 4/1/09                  2,300         2,317

 Boston Univ., 5.45%, 5/15/59 (XLCA Insured)          2,500         2,960

 Covanta Haverhill
 5.30%, 12/1/14 #                                     1,000         1,014

 6.70%, 12/1/14 #                                     2,250         2,444

 Massachusetts HEFA, Partners Healthcare System
 5.75%, 7/1/32                                        3,600         3,960

 Massachusetts Ind. Fin. Agency
 Bradford College, 5.625%, 11/1/28 *                  6,000         270

 Covanta Haverhill
 5.40%, 12/1/11 #                                     3,600         3,688

 5.60%, 12/1/19 #                                     2,000         2,053

 Total Massachusetts (Cost $37,825)                                 38,270

 MICHIGAN 1.5%
 Cornell Township Economic Dev., PCR, MeadWestvaco
 5.875%, 5/1/18                                       2,250         2,603

 Delta County Economic Dev. Corp., PCR, MeadWestvaco
 6.25%, 4/15/27                                       1,000         1,179

 Garden City Hosp. Fin. Auth.
 Garden City Hosp.
 5.625%, 9/1/10                                       1,200         1,201

 5.75%, 9/1/17                                        1,280         1,235

 Kent Hosp. Fin. Auth., Spectrum Health, 5.00%
 7/15/11                                              5,000         5,412

 Michigan Hosp. Fin. Auth., Ascension Health, 5.30%,
 11/15/33 (Tender 11/15/06)                           1,000         1,030

 Michigan Strategic Fund, IDRB, Waste Management
 5.20%, 4/1/10 #                                      6,500         6,818

 Total Michigan (Cost $18,202)                                      19,478

 MINNESOTA 0.5%
 Hubbard County Solid Waste Disposal, IDRB, Potlatch
 7.25%, 8/1/14 #                                      3,000         3,431

 Minneapolis, Walker Methodist Senior Services
 6.00%, 11/15/28                                      3,632         3,235

 Total Minnesota (Cost $6,596)                                      6,666

 MISSISSIPPI 1.4%
 Jackson County Port Fac., Chevron
 VRDN (Currently 2.98%)                              1,000         1,000

 Mississippi Business Fin. PCR, Entergy Corp., 5.90%
 5/1/22                                              14,325        14,580

 Warren County PCR, Int'l. Paper, 6.75%, 8/1/21 #    2,000         2,204

 Total Mississippi (Cost $16,914)                                  17,784

 MISSOURI 0.5%
 Good Shepherd Nursing Home Dist.
 5.45%, 8/15/08                                      805           823

 5.90%, 8/15/23                                      2,000         2,004

 Sugar Creek, IDRB, LaFarge North America, 5.65%
 6/1/37 #                                            3,750         3,895

 Total Missouri (Cost $6,555)                                      6,722

 MONTANA 0.2%
 Montana Board of Housing, Single Family, 6.00%
 12/1/29 #                                           2,490         2,557

 Total Montana (Cost $2,490)                                       2,557

 NEBRASKA 0.0%
 City of Kearney
 Great Platte River Road Memorial
 Zero Coupon, 9/1/12 *                               1,583         24

 8.00%, 9/1/12                                       136           102

 Nebraska Investment Fin. Auth., Single Family
 6.30%, 9/1/20 #                                     445           448

 Total Nebraska (Cost $581)                                        574

 NEVADA 2.1%
 Clark County IDRB, PCR
 Nevada Power, 5.90%, 10/1/30 #                      6,500         6,500

 Southwest Gas
 5.45%, 3/1/38 (Tender 3/1/13)                       2,875         3,062

 5.80%, 3/1/38 (Tender 3/1/13) #                     7,545         8,132

 Henderson Local Improvement Dist., Sun City Anthem
 Phase II, 5.80%, 3/1/23                             2,085         2,151

 Nevada Dept. of Business & Industry, Las Ventanas
 7.00%, 11/15/34                                     3,200         3,339

 Washoe County Water Fac., Sierra Pacific Power
 5.00%, 3/1/36 (Tender 7/1/09) #                     4,000         4,077

 Total Nevada (Cost $25,914)                                       27,261

 NEW HAMPSHIRE 0.6%
 New Hampshire HHEFA
 Covenant Health Systems, 6.125%, 7/1/31             5,000         5,470

 Exeter Hosp., 6.00%, 10/1/24                        2,000         2,210

 Total New Hampshire (Cost $6,871)                                 7,680

 NEW JERSEY 5.3%
 Gloucester County Improvement Auth., IDRB, Waste
 Management                                          1,000         1,125

 New Jersey Economic Dev. Auth.
 Cigarette Tax, 5.75%, 6/15/29                       4,000         4,322

 Franciscan Oaks, 5.75%, 10/1/23                     1,775         1,784

 Kapkowski Road Landfill
 5.75%, 10/1/21                                      4,225         4,600

 6.375%, 4/1/18 (Prerefunded 5/15/14+)               2,000         2,438

 6.375%, 4/1/31 (Prerefunded 5/15/14+)               2,000         2,441

 Keswick Pines
 5.70%, 1/1/18                                       1,500         1,539

 5.75%, 1/1/24                                       3,885         3,969

 Motor Vehicle Surcharge, Zero Coupon, 7/1/18
 (MBIA Insured)                                      4,425         2,556

 Presbyterian Homes at Montgomery, 6.375%, 11/1/31   4,200         4,346

 The Evergreens, 6.00%, 10/1/17                      1,300         1,342

 Winchester Gardens, 5.80%, 11/1/31                  1,500         1,582

 New Jersey Economic Dev. Auth., IDRB, Continental
Airlines
 6.25%, 9/15/19 #                                    4,690         4,120

 New Jersey HFFA
 Pascack Valley Hosp. Assoc.
 6.50%, 7/1/23                                       3,000         2,997

 6.625%, 7/1/36                                      4,875         4,869

 Somerset Medical Center, 5.50%, 7/1/18              3,755         3,972

 South Jersey Hosp.
 5.875%, 7/1/21                                      4,500         4,890

 6.00%, 7/1/32                                       1,130         1,217

 Tobacco Settlement Fin. Corp.
 5.75%, 6/1/32                                       9,540         9,649

 6.75%, 6/1/39                                       3,600         3,917

 7.00%, 6/1/41                                       2,095         2,321

 Total New Jersey (Cost $66,122)                                   69,996

 NEW YORK 8.9%
 Brookhaven IDA, Methodist Retirement Community
 VR, 4.375%, 11/1/31 (Tender 11/1/06)                2,500         2,531

 Dormitory Auth. of the State of New York
 5.50%, 7/1/25 (MBIA Insured)                        1,470         1,541

 5.50%, 7/1/25 (Prerefunded 7/1/06+) (MBIA Insured)  2,030         2,127

 Catholic Health Services, 5.10%, 7/1/34             2,000         2,055

 City Univ.
 5.625%, 7/1/16                                      3,100         3,575

 6.00%, 7/1/14                                       2,730         3,134

 Nyack Hosp., 6.25%, 7/1/13                          1,500         1,505

 State Univ. Ed. Fac.
 5.25%, 5/15/13                                      5,000         5,558

 5.875%, 5/15/17                                     3,000         3,553

 Huntington Housing Auth., Gurwin Jewish Senior Home
 6.00%, 5/1/39                                       1,140         1,105

 Long Island Power Auth., 5.125%, 12/1/22
 (FSA Insured)                                       1,000         1,055

 Metropolitan Transportation Auth., 5.25%, 11/15/32  6,000         6,449

 New York City
 5.875%, 3/15/13 (Prerefunded 3/15/06+)              2,700         2,805

 GO
 5.00%, 8/1/06                                       3,000         3,073

 5.00%, 4/1/26                                       5,000         5,299

 5.50%, 8/1/15                                       4,810         5,325

 5.875%, 3/15/13                                     50            52

 6.25%, 8/1/09                                       4,995         5,248

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                 2,005         2,113

 New York City IDA, 7 World Trade Center, 6.25%,     7,500         7,708
3/1/15
 New York City IDA, IDRB, JFK Airport
 5.50%, 7/1/28 #                                     6,000         6,077

 New York City Municipal Water Fin. Auth., VRDN
(Currently
 2.99%) (AMBAC Insured)                              1,000         1,000

 New York City Transitional Fin. Auth., VRDN
 (Currently 2.99%)                                   5,000         5,000

 New York State Mortgage Agency, Single Family
 5.90%, 4/1/27                                       3,310         3,436

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                       5,500         5,858

 Niagara County IDA, American Ref-Fuel
 5.55%, 11/15/24 (Tender 11/15/13) #                 1,000         1,076

 5.55%, 11/15/24 (Tender 11/15/15)                   2,000         2,151

 Oneida County IDA
 St. Elizabeth Medical Center
 5.625%, 12/1/09                                     1,400         1,422

 5.875%, 12/1/29                                     2,750         2,710

 6.00%, 12/1/19                                      2,520         2,548

 Suffolk County IDA
 Huntington Hosp., 5.875%, 11/1/32                   4,000         4,258

 Jeffersons Ferry
 7.20%, 11/1/19                                      1,250         1,337

 7.25%, 11/1/28                                      2,000         2,134

 Tobacco Settlement Fin. Corp.
 5.25%, 6/1/20 (AMBAC Insured)                       4,500         4,920

 5.50%, 6/1/15                                       2,500         2,729

 Yonkers IDA, Civic Fac., 6.625%, 2/1/26             4,000         4,333

 Total New York (Cost $109,838)                                    116,800

 NORTH CAROLINA 3.3%
 Haywood County PCR
 Int'l Paper
 5.50%, 10/1/18 #                                    2,000         2,035

 5.75%, 12/1/25 #                                    2,100         2,131

 North Carolina Eastern Municipal Power Agency
 5.125%, 1/1/14                                      2,000         2,138

 5.75%, 1/1/26                                       4,350         4,614

 6.75%, 1/1/26                                       10,125        11,355

 North Carolina Medical Care Commission
 Maria Parham Medical Center, 6.50%, 10/1/26         3,400         3,773

 Novant Health, VRDN (Currently 2.96%)               5,000         5,000

 Presbyterian Homes, 7.00%, 10/1/31                  4,000         4,286

 North Carolina Municipal Power Agency #1
 Catawba Electric
 6.375%, 1/1/13                                      3,000         3,355

 6.50%, 1/1/20                                       4,500         5,051

 Total North Carolina (Cost $40,875)                               43,738

 NORTH DAKOTA 0.5%
 Grand Forks Health Care, Altru Health System
Obligated Group,
 7.125%, 8/15/24                                     2,000         2,226

 Mercer County PCR, Basin Electric Power Co-Op.
 7.20%, 6/30/13 (AMBAC Insured)                      3,500         4,216

 Total North Dakota (Cost $5,825)                                  6,442

 OHIO 1.7%
 Akron, Baseball, COP, STEP, 6.90%, 12/1/16          2,200         2,337

 Franklin County, Ohio Presbyterian Retirement Services
 7.125%, 7/1/29                                      500           563

 Hamilton, Electric Revenue, 4.70%, 10/15/25
 (FSA Insured)                                       2,000         2,051

 Montgomery County Hosp.
 Catholic Health Initiatives
 6.00%, 12/1/19                                      1,715         1,910

 6.00%, 12/1/19 (Escrowed to Maturity)               1,785         2,027

 Kettering Medical Center, 6.75%, 4/1/18             2,100         2,346

 Ohio Environmental Facs., Ford Motor Company
 5.75%, 4/1/35 #                                     5,500         5,088

 Ohio Water Dev. Auth. PCR
 FirstEnergy
 6.10%, 8/1/20 #                                     2,600         2,728

 7.70%, 8/1/25                                       2,800         2,881

 Total Ohio (Cost $21,110)                                         21,931

 OKLAHOMA 1.3%
 Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15  6,300         6,464

 Oklahoma Dev. Fin. Auth.
 Hillcrest Healthcare, 5.625%, 8/15/29
 (Prerefunded 8/15/09+)                              5,000         5,503

 Inverness Village, 8.00%, 2/1/32                    6,400         5,044

 Total Oklahoma (Cost $15,740)                                     17,011

 OREGON 0.9%
 Oregon, Dept. of Administation Services, COP
 5.25%, 11/1/20 (MBIA Insured)                       10,000        10,849

 Western Generation Agency, Wauna Cogeneration
 7.25%, 1/1/09 #                                     800           820

 Total Oregon (Cost $10,972)                                       11,669

 PENNSYLVANIA 5.6%
 Allegheny County Hosp. Dev. Auth.
 West Penn Allegheny Health System
 9.25%, 11/15/22                                     1,000         1,211

 9.25%, 11/15/30                                     4,000         4,823

 Beaver County PCR, IDA, FirstEnergy, 7.75%, 5/1/20  2,000         2,085

 Bucks County IDA
 Chandler Hall
 6.20%, 5/1/19                                       1,275         1,305

 6.30%, 5/1/29                                       7,625         7,740

 Cumberland County Municipal Auth., Wesley Affiliated
 Services,  7.125%, 1/1/25                           4,200         4,558

 Delaware County IDA, American Ref-Fuel
 6.20%, 7/1/19                                       3,405         3,552

 Lancaster County Hosp. Auth., St. Anne's Home for the
 Aged, 6.60%, 4/1/24                                 3,200         3,221

 Monroe County Hosp. Auth., Pocono Medical Center
 6.00%, 1/1/43                                       4,000         4,305

 Montgomery County HHEFA
 Philadelphia Geriatric Center
 7.00%, 12/1/12                                      3,360         3,678

 7.25%, 12/1/19                                      2,500         2,710

 Montgomery County IDA
 The Hill at Whitemarsh
 6.125%, 2/1/28                                      4,750         4,909

 6.25%, 2/1/35                                       2,800         2,911

 Pennsylvania Economic Dev. Fin. Auth., IDRB
 Reliant Energy, 6.75%, 12/1/36 #                    6,000         6,452

 Pennsylvania Higher EFA
 Philadelphia Univ., 5.25%, 6/1/32                   1,650         1,669

 Widener Univ., 5.375%, 7/15/29                      1,000         1,057

 Philadelphia Auth. for Ind. Dev.
 Paul's Run Retirement Community
 5.85%, 5/15/13                                      1,165         1,201

 5.875%, 5/15/28                                     3,340         3,366

 Philadelphia Hosp. & Higher Ed. Facs., Childrens Hosp.
 of Philadelphia, VRDN (Currently 2.98%)             1,800         1,800

 Saint Mary Hosp. Auth., Catholic Health East
 5.375%, 11/15/34                                    1,000         1,054

 West Shore Area Auth., Holy Spirit Hosp.
 6.25%, 1/1/32                                       3,750         4,089

 Westmoreland County IDA, Redstone Presbyterian
 Seniorcare, 8.00%, 11/15/23                         5,000         5,522

 Total Pennsylvania (Cost $67,458)                                 73,218

 PUERTO RICO 1.0%
 Puerto Rico Highway & Transportation Auth.
 5.50%, 7/1/18                                       5,000         5,191

 Puerto Rico Public Fin. Corp.
 5.75%, 8/1/27 (Tender 2/1/12)                       7,000         7,758

 Total Puerto Rico (Cost $12,702)                                  12,949

 SOUTH CAROLINA 1.9%
 Connector 2000 Assoc.
 Zero Coupon, 1/1/08                                 2,600         1,919

 Zero Coupon, 1/1/10                                 2,900         928

 Zero Coupon, 1/1/21                                 5,100         2,155

 Zero Coupon, 1/1/31                                 21,100        2,549

 Georgetown County PCR, Int'l. Paper
 6.25%, 9/1/23 #                                     2,000         2,148

 Piedmont Municipal Power Agency, 5.25%, 1/1/21      1,000         1,019

 South Carolina Jobs Economic Dev. Auth., Bon Secours
 Health System, 5.625%, 11/15/30                     8,500         9,034

 South Carolina Public Service Auth., 5.875%, 1/1/23
 (Prerefunded 1/1/06+) (FGIC Insured)                5,000         5,182

 Total South Carolina (Cost $28,018)                               24,934

 SOUTH DAKOTA 0.3%
 South Dakota HEFA, Sioux Valley Hosp.
 5.50%, 11/1/31                                      3,500         3,800

 Total South Dakota (Cost $3,572)                                  3,800

 TENNESSEE 1.3%
 Chattanooga Health, Ed. & Housing Fac. Board
 5.50%, 10/1/20                                      1,500         1,511

 6.00%, 10/1/35                                      3,100         3,160

 Maury County, IDRB, Occidental Petroleum, Solid Waste
 Disposal                                            3,600         4,018

 Montgomery County Public Building Auth., GO
 VRDN (Currently 2.95%)                              1,100         1,100

 Shelby County Health, Ed. & Housing Board
 The Village at Germantown
 6.375%, 12/1/13                                     700           726

 7.25%, 12/1/34                                      2,500         2,604

 Sullivan County Health, Ed. & Housing, Wellmont
Health
 System, 6.25%, 9/1/22                               3,100         3,434

 Total Tennessee (Cost $15,489)                                    16,553

 TEXAS 8.4%
 Abilene Health Fac. Dev. Corp.
 Sears Methodist Retirement System Obligation Group
 5.875%, 11/15/18                                    2,750         2,794

 6.00%, 11/15/29                                     3,500         3,508

 7.00%, 11/15/33                                     4,250         4,563

 Alliance Airport Auth. IDRB, Federal Express
 6.375%, 4/1/21 #                                    1,530         1,600

 Amarillo Health Fac. Dev. Corp., Sears Panhandle
 Retirement, 7.75%, 8/15/26 (Prerefunded 8/15/06+)   4,800         5,167

 Brazos River Auth., TXU Energy, 5.75%, 5/1/36
 (Tender 11/1/11) #                                  2,620         2,808

 Brazos River Auth. PCR
 Reliant/Centerpoint Energy, 7.75%, 12/1/18          5,000         5,554

 TXU Energy
 5.05%, 6/1/30 (Tender 6/19/06) #                    1,515         1,541

 6.75%, 10/1/38 #                                    1,435         1,602

 7.70%, 4/1/33 #                                     4,850         5,760

 Dallas / Fort Worth Airport
 6.10%, 11/1/20 (FGIC Insured) #                     6,000         6,587

 Denison Hosp. Auth., Texoma Medical Center
 7.10%, 8/15/24                                      5,005         5,093

 Gulf Coast Waste Disposal Auth.
 Anheuser-Busch Companies, 5.90%, 4/1/36 #           6,750         7,271

 Waste Management, 3.625%, 5/1/28 (Tender 5/1/06) #  2,000         1,998

 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare System
 6.375%, 6/1/29 ++                                   5,250         5,823

 Texas Childrens Hosp., VRDN (Currently 2.98%)
 (MBIA Insured)                                      4,900         4,900

 Houston, 6.40%, 6/1/27                              4,250         4,627

 Houston Airport System, IDRB
 Continental Airlines
 6.125%, 7/15/27 #                                   4,500         3,684

 6.75%, 7/1/29 #                                     6,730         6,036

 Houston Health Fac. Dev. Corp.
 Buckingham Senior Living Community
 7.00%, 2/15/23                                      500           542

 7.00%, 2/15/26                                      1,500         1,616

 Port Corpus Christi Auth. PCR
 CNA Holdings, 6.70%, 11/1/30 #                      6,910         7,283

 IDC, Citgo Petroleum, 8.25%, 11/1/31 #              3,750         4,022

 Sabine River Auth. PCR, TXU Energy, 5.50%, 5/1/22
 (Tender 11/1/11)                                    4,175         4,477

 San Antonio Health Fac. Dev., Beverly Enterprises
 8.25%, 12/1/19                                      1,000         1,005

 Tarrant County Health Fac. Dev. Corp., Baylor Health
 Care, 5.375%, 11/15/21                              3,210         3,483

 Texas Affordable Housing Corp., NHT\GTEX
 7.25%, 10/1/31 *                                    4,000         879

 Tomball Hosp. Auth., Tomball Regional Hosp.
 6.10%, 7/1/08                                       3,300         3,308

 West Side Calhoun County Dev. Corp., BP PLC, VRDN
(Currently 2.98%)                                    2,500         2,500

 Total Texas (Cost $107,427)                                       110,031

 UTAH 0.6%
 Tooele County PCR
 Safety-Kleen, 7.55%, 7/1/27 #*                      2,000         5

 Union Pacific, 5.70%, 11/1/26 #                     8,000         8,408

 Utah Housing Fin. Agency
 Single Family
 7.60%, 7/1/05 *                                     5             5

 7.75%, 7/1/05 *                                     5             5

 Total Utah (Cost $9,767)                                          8,423

 VIRGINIA 2.4%
 Arlington County IDA, Arlington Hosp. Center
 5.50%, 7/1/10                                      3,375         3,702

 Buena Vista Public Recreational Auth.
 5.50%, 7/15/35                                     2,075         2,168

 Charles City County IDA, IDRB, Waste Management
 6.25%, 4/1/27 (Tender 4/1/12) #                    1,500         1,672

 Henrico County Economic Dev. Auth., Virginia United
 Methodist Homes, 6.50%, 6/1/22                     1,000         1,063

 Hopewell IDA, Smurfit Stone Container
 5.25%, 6/1/15                                      6,900         6,969

 Lexington IDA
 Stonewall Jackson Hosp.
 6.05%, 7/1/09                                      125           126

 7.00%, 7/1/25                                      230           232

 Norfolk Redev. and Housing Auth.
 Harbors Edge Retirement Community
 6.00%, 1/1/25                                      500           509

 6.125%, 1/1/35                                     1,150         1,163

 Pocahontas Parkway Assoc.
 Zero Coupon, 8/15/09                               2,100         1,450

 Zero Coupon, 8/15/10                               3,600         2,335

 Zero Coupon, 8/15/13                               2,800         1,513

 Zero Coupon, 8/15/14                               3,100         1,561

 Zero Coupon, 8/15/17                               2,095         835

 Zero Coupon, 8/15/19                               2,000         691

 Zero Coupon, 8/15/22                               4,600         1,280

 Zero Coupon, 8/15/23                               4,700         1,214

 York County IDA, Virginia Electric & Power
 5.50%, 7/1/09                                      2,350         2,449

 Total Virginia (Cost $31,992)                                    30,932

 WASHINGTON 0.5%
 Port of Seattle, IDRB, Northwest Airlines
 7.25%, 4/1/30 #                                    3,000         2,824

 Snohomish County Housing Auth., Millwood Estates
 5.50%, 6/1/29                                      3,750         3,813

 Total Washington (Cost $6,622)                                   6,637

 WEST VIRGINIA 0.4%
 West Virginia Hosp. Fin. Auth., Oak Hill Hosp.
 6.75%, 9/1/22 (Prerefunded 9/1/10+)                5,000         5,899

 Total West Virginia (Cost $4,929)                                5,899

 WISCONSIN 0.6%
 Oconto Falls CDA, Oconto Falls Tissue
 7.75%, 12/1/22                                     2,600         1,924
#
 Wisconsin HEFA, National Regency of New Berlin
 8.00%, 8/15/25                                     5,670         5,966

 Total Wisconsin (Cost $8,134)                                    7,890

 U. S. VIRGIN ISLANDS 0.3% Virgin Islands PFA Hovensa Refinery
 5.875%, 7/1/22 #                                   1,800         1,947

 6.125%, 7/1/22 #                                   2,350         2,583

 Total U. S. Virgin Islands (Cost $4,157)                         4,530

 PREFERRED SHARES 0.8%
 Charter Mac Equity Issuer Trust, Pfd., (Series A),
 144A, 6.00%, 4/30/19                               4,000         4,320

 Munimae Bond Subsidiary Cum. Pfd., (Series A), 144A
 6.875%, 6/30/49 (Tender 6/30/09) #                 6,000         6,639

 Total Preferred Shares (Cost $10,000)                            10,959

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on
 open futures contracts(2)                                        (168)

 Total Futures Contracts                                          (168)

 Total Investments in Securities
 98.8% of Net Assets (Cost $1,242,559)                            $1,296,999

 (1) Denominated in U.S. dollars unless otherwise noted # Interest subject to alternative minimum tax
 *     In default with respect to payment of interest.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +     Used in determining portfolio maturity
 144A  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $17,213 and represents 1.3% of net assets
 AMBAC AMBAC Assurance Corp.
 CDA   Community Development Administration
 COP   Certificates of Participation
 EFA   Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HEFA  Health & Educational Facility Authority
 HFA   Health Facility Authority
 HFC   Housing Finance Corp.
 HFFA  Health Facility Financing Authority
 HHEFA Health & Higher Educational Facility Authority
 IDA   Industrial Development Authority/Agency
 IDB   Industrial Development Bond
 IDRB  Industrial Development Revenue Bond
 MBIA  MBIA Insurance Corp.
 PCR   Pollution Control Revenue
 PFA   Public Finance Authority
 RAA   Radian Asset Assurance Inc.
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR Variable Rate; rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end
 XLCA  XL Capital Assurance Inc.

 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                       Contract    Unrealized
                                        Expiration     Value       Gain (Loss)
 Short, 260 U.S. Treasury ten year
 contracts, $686 par of Harris County
 Health Fac. Dev. Corp., Memorial
 Hermann Healthcare System pledged
 as initial margin                          9/05       $ (29,450)    $ (145)

 Short, 50 U.S. Treasury bond contracts,
 $164 par of Harris County Health Fac. Dev.
 Corp., Memorial Hermann Healthcare System
 pledged as initial margin                  9/05       $ (5,872)     $ (63)

 Net payments (receipts) of variation
 margin to date                                                        40

 Variation margin receivable (payable)
 on open futures contracts                                           $ (168)


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be resale offered for public without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $11,635 and represents 0.9% of net assets.
                                                    Acquisition   Acquisition
 Description                                               Date          Cost
 District of Columbia, GO, VR, 7.649%, 6/1/17          8/10/99    $     2,258

 District of Columbia, GO, VR, 7.903%, 6/1/13          8/10/99          4,755

 District of Columbia, GO, VR, 7.903%, 6/1/14          8/10/99          2,828

 Totals                                                           $     9,841

 The fund has registration rights for certain restricted securities held as of May 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Tax-Free High Yield Fund
Unaudited
                                                                 May 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At May 31, 2005, the cost of investments for federal income tax purposes was $1,240,765,000. Net unrealized gain aggregated $56,194,000 at period-end, of which $83,580,000 related to appreciated investments and $27,386,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                              SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005